Schedule of Weighted Average Operating Leases (Details)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average remaining lease term	2 years 21 days	2 years 25 days
Weighted average discount rate	6.10%	6.60%
Beeline Financial Holdings Inc [Member]
Weighted average remaining lease term		3 years 10 months 24 days	4 years 7 months 6 days
Weighted average discount rate		1.41%	1.41%